INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES [Abstract]
Components of Income (Loss) Before Taxes

d.	The components of the income (loss) before taxes were as follows:

	Year ended December 31,
	2021	2020	2019

Israel	$(42,414)	$12,450	$(46,387)
Foreign	40,442	10,990	23,359

Total	$(1,972)	$23,440	$(23,028)

Taxes on Income (Tax Benefit)

e.	Taxes on income (tax benefit) are comprised as follows:

	Year ended December 31,
	2021	2020	2019
Current:
Israel	$4,685	$338	$621
Foreign	18,944	16,327	4,726
Total current income tax expense	23,629	16,665	5,347
Deferred:
Israel	973	1,678	(106)
Foreign	(1,626)	(3,396)	(244)
Total deferred income tax benefit	(653)	(1,718)	(350)

Total income taxes	$22,976	$14,947	$4,997

Reconciliation of Income Tax Expense to Actual Income Tax Expense
A reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	December 31
	2021	2020	2019

Income (loss) before taxes on income, as reported in the consolidated statements of income (loss)	(1,972)	23,440	(23,028)

Statutory tax rate in Israel	23%	23%	23%
Privileged Enterprise	(244%)	(15%)	(3%)
Permanent difference - nondeductible expenses	(685%)	24%	(15%)
Change in valuation allowance	(138%)	(11%)	(33%)
BEAT	—	44%	—
Release of tax-exempt profits under preferred enterprise tax regime	(221%)	—	—
Other	101%	(1%)	6%

Effective tax rate	(1,164%)	64%	(22%)

Net Deferred Tax Assets and Liabilities	As of December 31, 2021, and 2020 the deferred tax assets and liabilities presented in the balance sheet are comprised as follow:

	December 31
	2021	2020

Deferred tax assets	$1,876	$1,382
Deferred tax liabilities	$(51,027)	$(45)

As of December 31, 2021, and 2020 the Company's deferred taxes were in respect of the following:

	December 31
	2021	2020

Carry forward tax losses	$1,701	$1,472
Research and development cost	6,362	2,792
Operating lease liabilities	14,498	13,870
Reserves and allowances	2,902	2,145
Share based compensation	6,076	767
Tax credit carry forward	2,943	1,627
Issuance expenses	1,922	—
Intangible assets	1,830	—
Others	863	54

Deferred tax assets before valuation allowance	39,097	22,727
Valuation allowance	(11,389)	(6,741)

Deferred tax assets	27,708	15,986

Intangible assets	(58,855)	(743)
Property and equipment	(3,248)	(1,557)
Operating lease right-of-use assets	(12,975)	(12,179)
Other	(1,781)	(170)

Deferred tax liabilities	(76,859)	(14,649)

Deferred tax asset (liability), net	$(49,151)	$1,337

Reconciliation of Beginning and Ending Balance of Total Unrecognized Tax Positions
A reconciliation of the beginning and ending balance of total unrecognized tax positions is as follows:

	Year ended December 31,
	2021	2020

Unrecognized tax position, beginning of year	$2,370	$1,177
Increase due to acquisition	307	—
Decreases related to prior years’ tax positions	(280)	—
Increases related to current years’ tax positions	1,203	1,935
Decreases due to lapses of statutes of limitations	(516)	(742)

Unrecognized tax position, end of year	$3,084	$2,370